Consolidated Statement of Changes in Equity	Share Capital CHF (SFr)	Share Premium CHF (SFr)	Foreign Currency Translation Reserve CHF (SFr)	Accumulated Deficit CHF (SFr)	CHF (SFr)	USD ($)
Balance at Dec. 31, 2017	SFr 19,349,556	SFr 114,648,228	SFr (33,047)	SFr (136,126,946)	SFr (2,162,209)
Total comprehensive loss
Net loss				(11,496,401)	(11,496,401)	$ (11,496,401)
Other comprehensive income / (loss)			(10,964)	1,277,192	1,266,228
Total comprehensive loss			(10,964)	(10,219,209)	(10,230,173)
Transactions with owners of the Company
Reorganization of group structure	(24,347,208)	24,347,208
Capital increase / Exercise of warrants	5,707,988	11,550,874			17,258,862
Transaction costs		(1,259,587)			(1,259,587)
Share based payments				42,757	42,757
Balance at Dec. 31, 2018	710,336	149,286,723	(44,011)	(146,303,398)	3,649,650
Total comprehensive loss
Net loss				(6,631,901)	(6,631,901)	(6,631,901)
Other comprehensive income / (loss)			16,446	(72,010)	(55,564)
Total comprehensive loss			16,446	(6,703,911)	(6,687,465)
Transactions with owners of the Company
Capital increase / Exercise of warrants	940,044	8,853,599			9,793,643
Transaction costs		(948,615)			(948,615)
Share based payments				228,920	228,920
Balance at Dec. 31, 2019	1,650,380	157,191,707	(27,565)	(152,778,389)	6,036,133
Total comprehensive loss
Net loss				(8,200,165)	(8,200,165)	$ (8,200,165)
Other comprehensive income / (loss)			88,862	(26,118)	62,744
Total comprehensive loss			88,862	(8,226,283)	(8,137,421)
Transactions with owners of the Company
Capital increase / Exercise of warrants	429,466	15,645,530			16,074,996
Transaction costs		(636,858)			(636,858)
Share based payments				368,793	368,793
Transactions with owners of the Company
Reduction par value	(1,973,044)	1,973,044
Conversion of loan	7,370	3,056,877			3,064,247
Balance at Dec. 31, 2020	SFr 114,172	SFr 177,230,300	SFr 61,297	SFr (160,635,879)	SFr 16,769,890